Expense Example	Aug. 23, 2024 USD ($)
Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221